Leases (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	1 Months Ended		3 Months Ended				5 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2024	Jan. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Lease cost							$ 209			$ 3,775	$ 1,283	$ 1,795
Monthly payments	$ 1,352
Finance lease term						36 months			30 months			36 months
Short term lease cost							$ 209			242	828	$ 1,117
Lease term	30 months
Up front payments	$ 2,859					$ 546			$ 2,313
Secure leases payments					$ 1,860							10,074
Accounts receivable					287	$ 253				287		$ 253
Lease terms description								These leases have three and seven-year lease terms
Prepaid rent					$ 365					365
Lease income for operating lease										$ 15,276	$ 5,755
Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Up front payments			$ 114,907	$ 6,260
GPU Servers [Member]
Lessee, Lease, Description [Line Items]
Lease cost		$ 590
Lease term		36 months
Monthly payments		$ 16
Colocation Leases [Member]
Lessee, Lease, Description [Line Items]
Lease term						12 months 15 days						12 months 15 days
Lease description												lease automatically extends for additional twelve-month renewal terms unless the Company provides advance notice of its intent to terminate the lease at the end of the then-current lease term. At lease commencement, the Company was reasonably certain to exercise the first renewal option which is scheduled to expire in February 2026